Commitments (Details) € in Thousands, $ in Thousands		1 Months Ended	12 Months Ended						24 Months Ended
	Feb. 03, 2020 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) clinical_trial	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($) lease_contract	Dec. 31, 2020 USD ($) patient	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of contingent liabilities [line items]
Number of short term leases | lease_contract							1
Annual short term lease expense					$ 121
Annual lease expense | €						€ 3
Prepaid expenses | €										€ 2,217	€ 2,671
MD Anderson Cancer Center, NBTXR3
Disclosure of contingent liabilities [line items]
Number of patients				340				340
Contractual capital commitments		$ 11,000
Upfront payment	$ 1,000	$ 1,000
Milestone payment	$ 1,000
Milestone payment, deferment period			6 months
Research expense since start of collaboration									$ 2,000
Prepaid expenses			$ 1,700	$ 1,700	1,700		$ 1,700	$ 1,700	$ 1,700	1,600	€ 1,700
MD Anderson Cancer Center, NBTXR3 | Bottom of range
Disclosure of contingent liabilities [line items]
Milestone payment increase					2,200
MD Anderson Cancer Center, NBTXR3 | Top of range
Disclosure of contingent liabilities [line items]
Milestone payment increase					$ 16,400
Minimum | EIB fixed rate loan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | €										€ 35,000